Income tax (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Income tax expense reconciled to profit before income tax
Profit before income tax	$ 5,061	$ 2,081	$ 2,185
Profit before taxes, percentage movement from prior period	143.00%
Profit before taxes, percentage movement from same period in prior year	132.00%
Tax at the Australian company tax rate of 30%	$ 1,518	624	656
Australian company tax rate (as a percent)	30.00%
Tax at the Australian company tax rate of 30%, percentage movement from prior period	143.00%
Tax at the Australian company tax rate of 30%, percentage movement from same period in prior year	131.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	$ 28	26	30
Hybrid capital distributions, percentage movement from prior period	8.00%
Hybrid capital distributions, percentage movement from same period in prior year	(7.00%)
Life insurance: Tax adjustment on policyholder earnings	$ 2	7	(24)
Life insurance: Tax adjustment on policyholder earnings, percentage movement from prior period	(71.00%)
Life insurance: Adjustment for life business tax rates			1
Life insurance: Adjustment for life business tax rates, percentage movement from same period in prior year	(100.00%)
Other non-assessable items	$ (2)	(2)	(1)
Other non-assessable items, percentage movement from same period in prior year	100.00%
Other non-deductible items	$ 76	290	295
Other non-deductible items, percentage movement from prior period	(74.00%)
Other non-deductible items, percentage movement from same period in prior year	(74.00%)
Adjustment for overseas tax rates	$ (10)	6	10
Income tax (over)/under provided in prior years	$ 2	1
Income tax (over)/under provided in prior years, percentage movement from prior period	100.00%
Other items	$ 2	28	27
Other items, percentage movement from prior period	(93.00%)
Other items, percentage movement from same period in prior year	(93.00%)
Total income tax expense	$ 1,616	$ 980	$ 994
Total income tax expense, percentage movement from prior period	65.00%
Total income tax expense, percentage movement from same period of prior year	63.00%
Effective income tax rate (as a percent)	31.93%	47.09%	45.49%